Other Long-Term Assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) bbl	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Mar. 24, 2021 CAD ($)
Disclosure of joint ventures [line items]
North West Redwater Partnership subordinated debt	$ 555	$ 652
Borrowings	$ 21,453	20,982
North West Redwater Partnership
Disclosure of joint ventures [line items]
Company's voting percent interest in joint venture	50.00%
North West Redwater Partnership subordinated debt	$ 555	652
North West Redwater Partnership subordinated debt, term	10 years
North West Redwater Partnership subordinated debt, interest rate	6.00%
North West Redwater Partnership subordinated debt, proceeds received	$ 124
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement, barrels of bitumen feedstock per date for the Company | bbl	12,500
Processing agreement, barrels of bitumen feedstock per date for others | bbl	37,500
Percent of pro rata share of debt company has committed paying to joint venture	25.00%
Term of commitment to joint venture	30 years
Unrecognised share of losses of joint ventures	$ 94	59
Recognized share of losses of joint ventures		287	$ 5
Cumulative unrecognised share of losses of joint ventures	$ 153	59
Company's ownership interest in joint venture	50.00%
Non-revolving term credit facility maturing February 2021
Disclosure of joint ventures [line items]
Maximum credit facility	$ 750
North West Redwater Partnership | North West Redwater Partnership
Disclosure of joint ventures [line items]
Processing agreement, barrels of bitumen feedstock per day | bbl	50,000
Processing agreement term	30 years
North West Redwater Partnership | Syndicated credit facility | North West Redwater Partnership
Disclosure of joint ventures [line items]
Maximum credit facility	$ 3,500
Borrowings	2,866	2,715
North West Redwater Partnership | Non-revolving term credit facility maturing February 2021 | North West Redwater Partnership
Disclosure of joint ventures [line items]
Maximum credit facility	1,500	$ 1,500		$ 1,500
Major Borrowings Transactions | North West Redwater Partnership | Syndicated credit facility | North West Redwater Partnership
Disclosure of joint ventures [line items]
Maximum credit facility	$ 2,000